INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of Company's net deferred tax assets (liability)
The Company’s net deferred tax assets (liability) at December 31, 2021 and 2020 are as follows:
	December 31, 2021	December 31, 2020
Deferred tax assets (liability)
Net operating loss carryforward	$ 52,910	$ 306,991
Unrealized loss on securities	—	—
Start-up Costs	803,634	—
Total deferred tax assets	856,544	306,991
Valuation Allowance	(856,544)	(306,991)
Deferred tax assets (liability)	$ —	$ —

Schedule of components of Company's income tax provision
The income tax provision for the years ended December 31, 2021 and 2020 consists of the following:
	December 31, 2021	December 31, 2020
Federal
Current	$ —	$ —
Deferred (current and non-current deferred)	(549,553)	(306,781)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	549,553	306,781
Income tax provision	$ —	$ —

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Transaction costs allocable to warrant liabilities	0.0%	(8.5)%
Other	0.1%	0.0%
Business combination expenses	7.5%	0.0%
Change in fair value of warrant liability	(45.7)%	2.4%
Valuation allowance	17.1%	(14.9)%
Income tax provision	0.0%	0.0%